Tax Matters - Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Prepaid/deferred items - Deferred tax assets	$ 1,817		$ 1,659
Inventories - Deferred tax assets	330		324
Intangibles - Deferred tax assets	1,649		1,713
Property, plant and equipment - Deferred tax assets	508		226
Employee benefits - Deferred tax assets	5,042		4,280
Restructurings and other charges - Deferred tax assets	784		553
Legal and product liability reserves - Deferred tax assets	1,888		1,812
Net operating loss/credit carryforwards - Deferred tax assets	3,439		4,381
State and local tax adjustments - Deferred tax assets	385		476
All other - Deferred tax assets	1,259		1,105
Subtotal - Deferred tax assets	17,101		16,529
Valuation allowance	(1,102)		(1,201)
Total deferred taxes - Deferred tax assets	15,999		15,328
Prepaid/deferred items - Deferred tax liabilities	(119)		(211)
Inventories - Deferred tax liabilities	(198)		(52)
Intangibles - Deferred tax liabilities	(14,187)		(15,301)
Property, plant and equipment - Deferred tax liabilities	(1,485)		(1,311)
Employee benefits - Deferred tax liabilities	(391)		(524)
Restructurings and other charges - Deferred tax liabilities	(334)		(95)
Unremitted earnings - Deferred tax liabilities	(16,042)	[1]	(11,699)	[1]
All other - Deferred tax liabilities	(504)		(121)
Subtotal - Deferred tax liabilities	(33,260)		(29,314)
Total deferred taxes - Deferred tax liabilities	(33,260)		(29,314)
Net deferred tax liability	$ (17,261)	[2],[3]	$ (13,986)	[2],[3]

[1]	See Note 5A. Tax Matters: Taxes on Income from Continuing Operations and Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[2]	In 2012, included in Taxes and other current assets ($3.6 billion), Taxes and other noncurrent assets ($700 million), Other current liabilities ($11 million) and Noncurrent deferred tax liabilities ($21.6 billion). In 2011, included in Taxes and other current assets ($4.0 billion), Taxes and other noncurrent assets ($1.2 billion), Other current liabilities ($350 million) and Noncurrent deferred tax liabilities ($18.9 billion).
[3]	2012 v. 2011––The net deferred tax liability position increased, reflecting an increase in noncurrent deferred tax liabilities related to unremitted earnings, as well as a decrease in deferred tax assets related to net operating loss and credit carryforwards, partially offset by the reduction in noncurrent deferred tax liabilities resulting from the amortization of identifiable intangible assets and the increase in deferred tax assets related to employee benefits.